Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0000709337
Registrant Name	FARMERS NATIONAL BANC CORP /OH/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A